Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund))	0 Months Ended
	Dec. 29, 2011
S&P 500 Index
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years (or life of class, if less)	1.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	2.07%	[1]
Russell 1000 Growth Index
Average Annual Return:
1 Year	16.71%
5 Years	3.75%
10 Years (or life of class, if less)	0.02%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	1.24%	[1]
Class A
Average Annual Return:
1 Year	2.87%
5 Years	(0.46%)
10 Years (or life of class, if less)	(0.96%)
Inception Date	Jan. 22, 1981
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.87%
5 Years	(0.52%)
10 Years (or life of class, if less)	(1.06%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.86%
5 Years	(0.38%)
10 Years (or life of class, if less)	(0.83%)
Class B
Average Annual Return:
1 Year	3.27%
5 Years	(0.46%)
10 Years (or life of class, if less)	(0.86%)
Inception Date	Nov. 01, 1995
Class C
Average Annual Return:
1 Year	7.34%
5 Years	(0.03%)
10 Years (or life of class, if less)	(1.13%)
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	7.82%
5 Years	0.45%
10 Years (or life of class, if less)	(0.24%)
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	9.63%
5 Years	1.13%
10 Years (or life of class, if less)	0.01%
Inception Date	Nov. 03, 1997

[1]	From 2-28-01